UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 47,094	$ 7,129
Accounts receivable, net of allowance for credit losses of $321 and $400 as of September 30, 2025, and December 31, 2024, respectively	33,330	29,697
Inventory	78,171	68,540
Prepaid expenses and other current assets	6,301	7,848
Total current assets	164,896	113,214
NON-CURRENT ASSETS:
Property, plant and equipment, net	46,172	41,576
Operating lease right of use assets	5,363	2,282
Intangible assets, net	1,528	1,553
Investment in affiliates	4,460	2,901
Funds in respect of employee rights upon retirement	736	654
Deferred tax assets	683	877
Restricted deposit	297	305
Total non-current assets	59,239	50,148
Total assets	224,135	163,362
CURRENT LIABILITIES:
Current maturities of long-term loans	2,151	2,083
Short-term loans	0	4,350
Accounts payable	16,898	12,158
Accrued expenses and other	16,709	18,594
Current maturities of operating lease liabilities	1,358	939
Total current liabilities	37,116	38,124
NON-CURRENT LIABILITIES:
Long-term loans	9,884	10,938
Liability in respect of employee rights upon retirement	1,109	986
Deferred tax liabilities	1,272	0
Operating lease liabilities	4,066	1,345
Total non-current liabilities	16,331	13,269
COMMITMENTS AND CONTINGENCIES	0	0
Total liabilities	53,447	51,393
SHAREHOLDERS’ EQUITY:
Ordinary shares of NIS 0 par value at September 30, 2025 and at December 31, 2024, respectivelyAuthorized: 15,000,000 shares at September 30, 2025 and 13,000,000 at December 31, 2024; Issued: 13,225,110 and 11,214,831 shares at September 30, 2025 and at December 31, 2024, respectively; Outstanding: 12,950,637 and 10,940,358 shares at September 30, 2025 and at December 31, 2024, respectively	0	0
Additional paid-in capital	135,745	89,697
Treasury stock at cost	(2,088)	(2,088)
Accumulated other comprehensive income (loss)	499	(76)
Retained earnings	36,532	24,436
Total shareholders' equity	170,688	111,969
Total liabilities and shareholders' equity	$ 224,135	$ 163,362